SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total of other current assets	$ 4,990,647	$ 1,659,501
Technical Service [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total of other current assets	3,375,776
Suppliers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total of other current assets	$ 1,614,871	$ 1,659,501